UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-21750

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas (Address of principal executive offices)	77002 (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,
1800 Avenue of the Stars, Second Floor,
Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:
(713) 493-2020

Date of fiscal year end:
November 30, 2009

Date of reporting period:
February 28, 2009

ITEM 1:	SCHEDULE OF INVESTMENTS

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 132.1%
Equity Investments(a) — 99.7%
United States — 86.5%
MLP(b)(c) — 40.0%
Alliance Resource Partners, L.P.	21	$543
Atlas Energy Resources, LLC	296	3,945
Atlas Pipeline Partners, L.P.	467	2,663
BreitBurn Energy Partners L.P.	232	1,453
Calumet Specialty Products Partners, L.P.	209	2,523
Capital Product Partners L.P.(d)	772	5,233
Copano Energy, L.L.C.	57	810
Copano Energy, L.L.C. — Unregistered, Class D Units(e)(f)	114	1,392
Crosstex Energy, L.P.	616	2,133
DCP Midstream Partners, LP	298	3,213
Eagle Rock Energy Partners, L.P.	112	522
Energy Transfer Equity, L.P.	123	2,410
Energy Transfer Partners, L.P.	101	3,642
Enterprise GP Holdings L.P.	67	1,311
Enterprise Products Partners L.P.	1,032	22,267
Exterran Partners, L.P.	278	3,401
Global Partners LP	227	2,430
Hiland Holdings GP, LP	64	176
Hiland Partners, LP	59	435
Holly Energy Partners, L.P.	76	1,931
Inergy Holdings, L.P.	79	2,210
Inergy, L.P.	253	5,692
Magellan Midstream Partners, L.P.	69	2,185
MarkWest Energy Partners, L.P.	307	3,308
Martin Midstream Partners L.P.	335	6,229
Navios Maritime Partners L.P.(d)	952	7,365
OSG America L.P.	241	1,609
Penn Virginia Resource Partners, L.P.(g)	242	2,819
Plains All American Pipeline, L.P.(h)	1,113	42,904
Quicksilver Gas Services LP	24	298
Regency Energy Partners LP	490	5,033
Targa Resources Partners LP	337	2,854
TC PipeLines, LP	184	4,773
Teekay LNG Partners L.P.	84	1,544
Teekay Offshore Partners L.P.(d)	765	9,136
TEPPCO Partners, L.P.	135	3,073

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

MLP(b)(c) — (Continued)
TransMontaigne Partners L.P.	8	$141
Western Gas Partners, LP	149	2,190
Williams Partners L.P.(g)	232	2,540

		168,336

MLP Affiliates — 30.0%
Enbridge Energy Management, L.L.C.(i)	1,216	33,321
Kinder Morgan Management, LLC(i)	2,230	93,029

		126,350

Marine Transportation — 10.9%
Aries Maritime Transport Limited(j)	1,111	567
DHT Maritime, Inc.	1,919	10,284
Diana Shipping Inc.(j)	112	1,313
Genco Shipping & Trading Limited(j)	93	1,136
General Maritime Corporation	612	5,630
Omega Navigation Enterprises, Inc.	781	3,617
Paragon Shipping Inc.	697	2,591
Safe Bulkers, Inc.	408	1,549
Seaspan Corporation	324	2,996
Ship Finance International Limited	350	2,986
Teekay Tankers Ltd.	878	10,099
Tsakos Energy Navigation Limited	190	3,178

		45,946

Coal — 3.7%
Arch Coal, Inc.	255	3,545
CONSOL Energy Inc.(g)	200	5,450
Foundation Coal Holdings, Inc.(g)	200	3,216
Peabody Energy Corporation(g)	145	3,432

		15,643

Royalty Trust — 1.9%
MV Oil Trust	589	5,499
Whiting USA Trust I	230	2,408

		7,907

Total United States (Cost $486,532)		364,182

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Canada — 13.2%
Royalty Trust — 13.2%
ARC Energy Trust	155	$1,703
Baytex Energy Trust	545	5,007
Bonavista Energy Trust	588	6,691
Crescent Point Energy Trust	327	6,053
Enerplus Resources Fund	572	9,655
NAL Oil & Gas Trust	1,504	7,566
Penn West Energy Trust	514	4,527
Vermilion Energy Trust	344	6,617
Westshore Terminals Income Fund	221	1,390
Zargon Energy Trust	559	6,530

Total Canada (Cost $97,426)		55,739

Total Equity Investments (Cost $583,958)		419,921

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Energy Debt Investments — 32.4%
United States — 29.7%
Coal — 6.1%
Alpha Natural Resources, Inc.(k)	2.375%	4/15/15	$6,500	$4,444
Massey Energy Company(k)	3.250	8/01/15	20,150	12,795
Peabody Energy Corporation	6.875	3/15/13	5,000	4,863
Penn Virginia Corporation(k)	4.500	11/15/12	5,450	3,665

				25,767

Marine Transportation — 4.4%
Navios Maritime Holdings Inc.	9.500	12/15/14	25,250	15,150
Overseas Shipholding Group, Inc.	7.500	2/15/24	4,687	3,351

				18,501

Midstream — 4.6%
El Paso Corporation	12.000	12/12/13	8,765	9,291
El Paso Corporation	7.750	1/15/32	6,035	4,633
Knight, Inc.	6.500	9/01/12	2,000	1,880
The Williams Companies, Inc.	8.750	3/15/32	3,600	3,366

				19,170

Oilfield Services — 1.3%
Dresser, Inc.	(l)	5/04/15	13,000	5,330

Upstream — 11.2%
Anadarko Petroleum Corporation	5.950	9/15/16	10,000	8,901
Carrizo Oil & Gas, Inc.(k)	4.375	6/01/28	7,000	3,692
CDX Funding, LLC	(m)	3/31/13	3,750	938
Denbury Resources Inc.	9.750	3/01/16	9,010	8,469
Hilcorp Energy Company	7.750	11/01/15	6,589	5,041
Mariner Energy, Inc.	7.500	4/15/13	4,000	3,020
Mariner Energy, Inc.	8.000	5/15/17	6,000	3,990
Petrohawk Energy Corporation	9.125	7/15/13	14,045	13,273

				47,324

Other Energy — 2.1%
Energy Future Holdings Corp.	(n)	10/10/14	15,000	9,056

Total United States (Cost $152,108)				125,148

Canada — 2.7%
Upstream — 2.7%
Athabasca Oil Sands Corp. (Cost $19,047)	13.000	7/30/11	19,500	11,572

Total Fixed Income Investments (Cost $171,155)				136,720

Total Long-Term Investments (Cost $755,113)				556,641

Short-Term Investment — 8.2%
Repurchase Agreement — 8.2%
J.P. Morgan Securities Inc. (Agreement dated 2/27/2009 to be repurchased at $34,461), collateralized by $35,455 in U.S. Treasury notes and bonds (Cost $34,461)	0.180	3/02/09		34,461

Total Investments — 140.3% (Cost $789,574)				591,102

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts written)
(UNAUDITED)

	No. of
Description	Contracts	Value

Liabilities
Call Option Contracts Written(j)
United States
Coal
CONSOL Energy Inc., call option expiring 3/21/2009 @ $30.00	1,000	$(130)
Foundation Coal Holdings Inc., call option expiring 3/21/2009 @ $17.50	1,400	(154)
Peabody Energy Corporation, call option expiring 3/21/2009 @ $25.00	750	(105)
Peabody Energy Corporation, call option expiring 3/21/2009 @ $30.00	250	(11)

		(400)

MLP
Penn Virginia Resource Partners, L.P., call option expiring 3/21/2009 @ $15.00	750	(4)
Williams Partners L.P., call option expiring 3/21/2009 @ $17.50	70	—

		(4)

Total Call Option Contracts Written (Premium received $753)		(404)
Senior Unsecured Notes		(165,000)
Other Liabilities		(20,395)

Total Liabilities		(185,799)
Other Assets		15,876

Total Liabilities in Excess of Other Assets		(169,923)

Net Assets Applicable To Stockholders		$421,179

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 34.8% of its net assets invested in securities treated as publicly traded partnerships at February 28, 2009, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(e)	Fair valued and restricted security.

(f)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 12 months.

(g)	Security or a portion thereof is segregated as collateral on option contracts written.

(h)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P.

(i)	Distributions are paid-in-kind.

(j)	Security is non-income producing.

(k)	Convertible security.

(l)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 575 basis points (6.99% as of February 28, 2009).

(m)	Floating rate senior secured second lien term loan. Security pays interest at a prime rate of 3.25% + 525 basis points and 200 basis points default penalty (10.50% as of February 28, 2009). As of February 28, 2009, CDX Funding, LLC was in payment default under the floating rate senior secured second lien term loan.

(n)	Floating rate senior secured first lien B-2 term loan. Security pays interest at a rate of LIBOR + 350 basis points (3.98% as of February 28, 2009). Energy Future Holdings Corp., formerly TXU Corp., is a privately-held energy company with a portfolio of competitive and regulated energy subsidiaries, including TXU Energy, Oncor and Luminant.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, and cannot, as a result, be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2009, the Fund held the following restricted securities.

			Number of				Fair	Percent	Percent
		Type of	Units or	Acquisition	Cost	Fair	Value per	of Net	of Total
Investment	Security	Restriction	Principal ($)	Date	Basis	Value	Unit	Assets	Assets

Copano Energy, L.L.C.	Class D Units	(1)	114	3/14/2008	$3,000	$1,392	$12.18	0.3%	0.2%

Total of securities valued in accordance with procedures established by the Board of Directors(2)					$3,000	$1,392		0.3%	0.2%

Athabasca Oil Sands Corp.	Corporate Bonds	(3)	$19,500	(4)	$19,047	$11,572	n/a	2.7%	1.9%
CDX Funding, LLC	Term Loan	(3)	$3,750	(4)	3,790	938	n/a	0.2	0.2
Dresser, Inc.	Term Loan	(3)	$13,000	(4)	12,340	5,330	n/a	1.3	0.9
Energy Future Holdings Corp.	Term Loan	(3)	$15,000	(4)	10,765	9,056	n/a	2.2	1.5
Hilcorp Energy Company	Corporate Bonds	(3)	$6,589	(4)	6,351	5,041	n/a	1.2	0.8

Total of securities valued by prices provided by market maker or independent pricing service(5)(6)					$52,293	$31,937		7.6%	5.3%

Total of all restricted securities					$55,293	$33,329		7.9%	5.5%

(1)	Unregistered security of a publicly-traded company for which there is currently no established market. The Class D Units of Copano Energy, L.L.C. are expected to convert to public units in February 2010.

(2)	Restricted security that represents Level 3 categorization under SFAS No. 157 where reliable market quotes are not readily available. Security is valued in accordance with the procedures established by the board of directors.

(3)	Unregistered security of a private company.

(4)	Acquired at various times throughout the current fiscal period and/or prior fiscal years.

(5)	Securities with a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank or principal market maker. These securities have limited trading volume and are not listed on a national exchange. The syndicate bank or principal market maker is the active exchange for such securities.

(6)	Restricted securities that represent Level 2 categorization under SFAS No. 157. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service.

At February 28, 2009, the cost basis of investments for federal income tax purposes was $806,874. At February 28, 2009, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,078
Gross unrealized depreciation	(240,851)

Net unrealized depreciation	$(215,773)

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.

SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents our assets and liabilities measured at fair value on a recurring basis at February 28, 2009.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
Assets at Fair Value	Total	(Level 1)	(Level 2)	(Level 3)

Long-Term Investments(1)	$556,641	$418,529	$136,720	$1,392

Liabilities at Fair Value
Option Contracts Written	$404	—	$404	—

(1)	The Fund’s investment in Level 3 represents its investment in Copano Energy, L.L.C. Class D Units.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at February 28, 2009.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments

Balance — November 30, 2008	$1,125
Transfers out of Level 3	—
Realized gain (losses)	—
Unrealized gains, net	267
Purchases, issuances or settlements	—

Balance — February 28, 2009	$1,392

The $267 of unrealized gains, net, presented in the table above relate to investments that are still held at February 28, 2009.

The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at February 28, 2009.

SFAS No. 161.  In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard amends and expands the disclosure requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to illustrate how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for under SFAS No. 133; and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. As of December 1, 2008, the Fund adopted SFAS No. 161.

The Fund is exposed to financial market risks, including changes in interest rates and in the valuations of its investment portfolio. The Fund may write (sell) call options with the purpose of generating income on non-income producing securities or reducing its holding of certain securities. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. The successful use of options depends in part on the degree of correlation between the options and securities.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for		Fair Value as of
as Hedging Instruments		February 28,
Under SFAS No. 133	Statement of Assets and Liabilities Location	2009

Liabilities
Call options	Call option contracts written	$404

The following table sets forth the effect of derivative instruments.

For the Three Months
Ended February 28, 2009
Net Change in
		Net Realized	Unrealized
		Gains	Gains
Derivatives Not Accounted for		on Derivatives	on Derivatives
as Hedging Instruments	Location of Gains	Recognized in	Recognized in
Under SFAS No. 133	on Derivatives Recognized in Income	Income	Income

Call options	Options	$1,721	$303

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 6, 2009 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

ITEM 2:	CONTROLS AND PROCEDURES

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3:	EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ Kevin S. McCarthy Name: Kevin S. McCarthy Title: Chairman, President and Chief Executive Officer Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy Name: Kevin S. McCarthy Title: Chairman, President and Chief Executive Officer Date: April 29, 2009

/s/ Terry A. Hart Name: Terry A. Hart Title: Chief Financial Officer and Treasurer Date: April 29, 2009